LNG Inventory (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Inventory Disclosure [Abstract]
LNG inventory	$ 2,625,000	$ 473,000		$ 11,146,000
Inventory adjustments recognized as a result of LCM adjustments	$ 200,000	$ 400,000	$ 300,000